SCHEDULE IV - LOANS AND OTHER LENDING INVESTMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Loans and Investments
Fixed interest rate (as a percent)	6.28%	5.71%
Prior Liens	$ 738,424
Carrying value of loans	2,652,538
Carrying Amount	2,579,127	$ 1,695,732	$ 1,450,334	$ 1,459,476
Amount of loans extended		$ 426,200
Federal income tax basis	$ 2,650,000
Threshold for reporting loans (as a percent)	3.00%
Bridge Loans
Loans and Investments
Fixed interest rate (as a percent)	6.10%	5.59%
Carrying value of loans	$ 2,422,105
Carrying Amount	2,357,066
Bridge Loans | Loans less than 3%
Loans and Investments
Carrying value of loans	2,270,605
Carrying Amount	$ 2,205,386
Preferred equity investments
Loans and Investments
Fixed interest rate (as a percent)	6.47%	6.83%
Carrying value of loans	$ 34,800
Preferred equity investments | Loans less than 3%
Loans and Investments
Prior Liens	601,610
Carrying value of loans	142,892
Carrying Amount	$ 135,082
Mezzanine Loans
Loans and Investments
Fixed interest rate (as a percent)	10.78%	9.09%
Mezzanine Loans | Loans less than 3%
Loans and Investments
Prior Liens	$ 136,814
Carrying value of loans	87,541
Carrying Amount	$ 86,979
Multifamily Portfolio | Bridge Loans | Loans in excess of 3%
Loans and Investments
Base rate	LIBOR
Carrying value of loans	$ 151,500
Carrying Amount	$ 151,680
Multifamily Portfolio | Bridge Loans | Loans in excess of 3% | Minimum
Loans and Investments
Base spread (as a percent)	3.60%
LIBOR Floor rate (as a percent)	1.36%
Multifamily Portfolio | Bridge Loans | Loans less than 3%
Loans and Investments
Base rate	LIBOR
Carrying value of loans	$ 1,620,123
Carrying Amount	$ 1,613,790
Multifamily Portfolio | Bridge Loans | Loans less than 3% | Minimum
Loans and Investments
Base spread (as a percent)	3.00%
LIBOR Floor rate (as a percent)	0.17%
Fixed interest rate (as a percent)	3.00%
Multifamily Portfolio | Bridge Loans | Loans less than 3% | Maximum
Loans and Investments
Base spread (as a percent)	12.975%
LIBOR Floor rate (as a percent)	1.57%
Fixed interest rate (as a percent)	12.00%
Multifamily Portfolio | Preferred equity investments | Loans less than 3%
Loans and Investments
Prior Liens	$ 515,195
Carrying value of loans	105,532
Carrying Amount	$ 105,135
Multifamily Portfolio | Preferred equity investments | Loans less than 3% | Minimum
Loans and Investments
Fixed interest rate (as a percent)	6.00%
Multifamily Portfolio | Preferred equity investments | Loans less than 3% | Maximum
Loans and Investments
Fixed interest rate (as a percent)	14.00%
Multifamily Portfolio | Mezzanine Loans | Loans less than 3%
Loans and Investments
Prior Liens	$ 45,243
Carrying value of loans	48,374
Carrying Amount	$ 48,061
Multifamily Portfolio | Mezzanine Loans | Loans less than 3% | Minimum
Loans and Investments
Fixed interest rate (as a percent)	10.50%
Multifamily Portfolio | Mezzanine Loans | Loans less than 3% | Maximum
Loans and Investments
Fixed interest rate (as a percent)	12.50%
Self Storage | Bridge Loans | Loans less than 3%
Loans and Investments
Base rate	LIBOR
Carrying value of loans	$ 301,830
Carrying Amount	$ 299,803
Self Storage | Bridge Loans | Loans less than 3% | Minimum
Loans and Investments
Base spread (as a percent)	3.90%
LIBOR Floor rate (as a percent)	0.25%
Self Storage | Bridge Loans | Loans less than 3% | Maximum
Loans and Investments
Base spread (as a percent)	6.00%
LIBOR Floor rate (as a percent)	1.53%
Land | Bridge Loans | Loans less than 3%
Loans and Investments
Base rate	LIBOR
Base spread (as a percent)	4.00%
LIBOR Floor rate (as a percent)	0.15%
Carrying value of loans	$ 117,494
Carrying Amount	$ 63,612
Land | Bridge Loans | Loans less than 3% | Maximum
Loans and Investments
Fixed interest rate (as a percent)	11.64%
Land | Mezzanine Loans | Loans less than 3%
Loans and Investments
Carrying value of loans	$ 15,333
Carrying Amount	$ 15,290
Land | Mezzanine Loans | Loans less than 3% | Maximum
Loans and Investments
Fixed interest rate (as a percent)	12.00%
Office | Bridge Loans | Loans less than 3%
Loans and Investments
Base rate	LIBOR
LIBOR Floor rate (as a percent)	0.50%
Carrying value of loans	$ 106,943
Carrying Amount	$ 104,747
Office | Bridge Loans | Loans less than 3% | Minimum
Loans and Investments
Base spread (as a percent)	3.10%
Office | Bridge Loans | Loans less than 3% | Maximum
Loans and Investments
Base spread (as a percent)	6.25%
LIBOR Floor rate (as a percent)	1.23%
Office | Preferred equity investments | Loans less than 3%
Loans and Investments
Fixed interest rate (as a percent)	15.00%
Prior Liens	$ 10,123
Carrying value of loans	910
Carrying Amount	$ 897
Healthcare | Bridge Loans | Loans less than 3%
Loans and Investments
Base rate	LIBOR
LIBOR Floor rate (as a percent)	1.12%
Carrying value of loans	$ 55,615
Carrying Amount	$ 55,205
Healthcare | Bridge Loans | Loans less than 3% | Minimum
Loans and Investments
Base spread (as a percent)	5.50%
Healthcare | Bridge Loans | Loans less than 3% | Maximum
Loans and Investments
Base spread (as a percent)	6.75%
LIBOR Floor rate (as a percent)	1.49%
Hotel Portfolio | Bridge Loans | Loans less than 3%
Loans and Investments
Base rate	LIBOR
LIBOR Floor rate (as a percent)	0.45%
Carrying value of loans	$ 36,000
Carrying Amount	$ 35,827
Hotel Portfolio | Bridge Loans | Loans less than 3% | Minimum
Loans and Investments
Base spread (as a percent)	5.30%
Hotel Portfolio | Bridge Loans | Loans less than 3% | Maximum
Loans and Investments
Base spread (as a percent)	8.28%
Hotel Portfolio | Preferred equity investments | Loans less than 3%
Loans and Investments
Base rate	LIBOR
Base spread (as a percent)	2.79%
Prior Liens	$ 46,500
Carrying value of loans	34,750
Carrying Amount	$ 29,050
Hotel Portfolio | Mezzanine Loans | Loans less than 3%
Loans and Investments
Base rate	LIBOR
Base spread (as a percent)	13.00%
LIBOR Floor rate (as a percent)	1.23%
Prior Liens	$ 59,821
Carrying value of loans	19,975
Carrying Amount	$ 19,770
Commercial | Preferred equity investments | Loans less than 3%
Loans and Investments
Fixed interest rate (as a percent)	6.00%
Prior Liens	$ 29,792
Carrying value of loans	$ 1,700
Retail | Bridge Loans | Loans less than 3%
Loans and Investments
Base rate	LIBOR
Base spread (as a percent)	8.95%
LIBOR Floor rate (as a percent)	1.00%
Carrying value of loans	$ 32,600
Carrying Amount	$ 32,402
Retail | Mezzanine Loans | Loans less than 3%
Loans and Investments
Fixed interest rate (as a percent)	12.00%
Prior Liens	$ 31,750
Carrying value of loans	3,859
Carrying Amount	$ 3,858